TOLIC LETTERHEAD

May 1, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:     Transamerica Occidental Life Insurance Company
                 Transamerica Occidental Life Separate Account VUL-3
                 Transamerica Elite (File No. 333-91851)

CIK No.: 0001100102

Dear Commissioners:

        On behalf of Transamerica Occidental Life Insurance Company (“Transamerica”) and the Transamerica Occidental Life Separate Account VUL-3 (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for certain deferred variable life policies offered by Transamerica through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 2003 via EDGAR.

Sincerely, /s/ Priscilla I. Hechler Priscilla I. Hechler Assistant Vice President and Assistant Secretary

cc:    Thomas E. Pierpan, Esq.
         Mary Jane Wilson-Bilik, Esq.